Investments and other financial assets - Summary of non-consolidated investments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of unconsolidated structured entities [Line Items]
Non-consolidated investments	$ 3.8	$ 8.8	$ 15.3
Tronic's Microsystems SA [Member]
Disclosure of unconsolidated structured entities [Line Items]
Country	France
% of interests		9.17%	9.17%	15.43%
Non-consolidated investments			$ 3.4
Geokinetics Inc [Member]
Disclosure of unconsolidated structured entities [Line Items]
Country	USA
% of interests	16.00%
Non-consolidated investments	$ 1.7	$ 6.0	9.0
Other investments in non-consolidated companies [member]
Disclosure of unconsolidated structured entities [Line Items]
Non-consolidated investments	$ 2.1	$ 2.8	$ 2.9